Dunham Large Cap Value Fund

DUNHAM FUNDS

Dunham Large Cap Value Fund

Class A (DALVX)

Class C (DCLVX)

Class N (DNLVX)

Supplement dated July 15, 2015 to the Prospectus dated February 27, 2015, as amended April 24, 2015 (the "Prospectus") and the Summary Prospectus dated February 27, 2015. This Supplement supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Effective July 1, 2015, Rothschild Asset Management Inc. ("Rothschild" or "Sub-Adviser") replaces C.S. McKee, L.P. ("C.S. McKee") as sub-adviser to the Dunham Large Cap Value Fund (the "Fund").

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 32 of the Prospectus and page 1 of the Summary Prospectus. The table describing the expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {Dunham Large Cap Value Fund} - Dunham Large Cap Value Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {Dunham Large Cap Value Fund} Calc - Dunham Large Cap Value Fund		Class A	Class C	Class N
Management Fees	[1]	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.51%	2.26%	1.26%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2015. The Management fees assume the Sub-Adviser's base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 30 bps (0.30%) and can range from 0.10% to 0.50%, depending on the effect of performance fees.